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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP

Address: 1133 Connecticut Avenue, N.W.

         Washington, DC 20036



Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sudhir Krishnamurthi

Title:   Senior Managing Director

Phone:   (202) 331-3400


Signature, Place, and Date of Signing:

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
/s/ Sudhir Krishnamurthi         Washington, DC            November 10, 2011
_______________________     ________________________    _______________________
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        11
Form 13F Information Table Value Total:     $186,797
                                         (in Thousands)

List of Other Included Managers: None

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                             13F INFORMATION TABLE

       ITEM 1              ITEM 2         ITEM 3   ITEM 4        ITEM 5       ITEM 6  ITEM 7      ITEM 8
 --------------------- ----------------- --------- ------- ------------------ ------- ------ ----------------
                                                    VALUE   SH/PRN   SH/ PUT/ INVSTMT OTHER  VOTING AUTHORITY
       ISSUER           TITLE OF CLASS    CUSIP    (x1000)  AMOUNT   PRN CALL DISCRTN  MGRS  SOLE SHARED NONE
---------------------- ----------------- --------- ------- --------- --- ---- ------- ------ ---- ------ ----
ISHARES TR INDEX       FTSE XNHUA IDX    464287184 20,960    679,846 SH        SOLE           X
ISHARES INC            MSCI CHILE INVES  464286640  3,584     67,452 SH        SOLE           X
ISHARES TR INDEX       MSCI EMERG MKT    464287234  9,174    261,590 SH        SOLE           X
ISHARES INC            MSCI MALAYSIA     464286830 18,123  1,484,300 SH        SOLE           X
ISHARES INC            MSCI POLAND       46429B606  5,824    250,600 SH        SOLE           X
ISHARES INC            MSCI MEX INVEST   464286822 11,519    235,275 SH        SOLE           X
ISHARES INC            MSCI S KOREA      464286772 54,459  1,169,406 SH        SOLE           X
ISHARES INC            MSCI TAIWAN       464286731 50,806  4,301,978 SH        SOLE           X
ISHARES INC            MSCI THAILAND     464286624  1,851     34,765 SH        SOLE           X
ISHARES INC            MSCI TURKEY FD    464286715  2,791     58,660 SH        SOLE           X
MARKET VECTORS ETF TR  INDONESIA ETF     57060U753  7,706    304,600 SH        SOLE           X
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